SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN SECTOR FUNDS

I.              Evergreen Health Care Fund (the “Fund”)

                Effective March 19, 2007, Robert Junkin is added as a portfolio manager of the Fund. Effective April 2, 2007, Robert Junkin will be the lead portfolio manager of the Fund and Walter McCormick will no longer manage the Fund. In accordance with these changes, the section entitled “PORTFOLIO MANAGERS” in Part II of the Fund’s Statement of Additional Information is revised to add the following information under the sub-headings indicated.

                Under "Other Funds and Accounts Managed," the table below provides information about the registered investment companies, other pooled investment vehicles and other accounts to be managed by Mr. Junkin. The following information is as of February 28, 2007.

         Portfolio Manager                                                                                                                                                 (Assets in thousands)

Robert Junkin	Assets of registered investment companies managed
	Evergreen Health Care Fund[1]……………………………………………………	$331,596
	Aegon/Transamerica Health Care Advisors Fund[1]……………………………....	$343,118
	ING Investors Trust Health Science Fund[1]………………………………………	$206,227
	TOTAL...............................................................................................................	$880,941
	Those subject to performance fee................................................................	0
	Number of other pooled investment vehicles managed.......................................	0
	Assets of other pooled investment vehicles managed..................................	$0
	Number of those subject to performance fee................................................	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed.....................................................................	0
	Assets of other accounts managed...............................................................	$0
	Number of those subject to performance fee...............................................	0
	Assets of those subject to performance fee	$0

(1)  As of February 28, 2007, the assets of Evergreen Health Care Fund, Aegon/Transamerica Health Care Advisors Fund and ING Investors Trust Health Science Fund (the “Funds”) were managed by Walter McCormick.  As of March 19, 2007, Mr. Junkin has been added as a portfolio manager of the Funds. Effective April 2, 2007, Mr. Junkin will be the lead portfolio manager of the Funds and Mr. McCormick will no longer manage the Funds.

Under "Compensation," the table which lists the investment performance benchmarks by which each portfolio manager’s bonus is determined is updated with the following information:

Portfolio Manager

Robert Junkin......................................	Lipper Healthcare

                Under "Fund Holdings," the table which presents the dollar range of investment each portfolio manager beneficially holds in each Fund he or she manages as well as the dollar range of total exposure to the Evergreen family of funds (including both open-end and closed-end funds) is amended to reflect that Mr. Junkin has no holdings in either category as of the date of this supplement.

March 19, 2007	579105 (3/07)